Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Accounts receivable, net [Abstract]
Accounts receivable, net

13    Accounts receivable, net

(in millions of Canadian dollars)	2011	2010
Freight	$380	$327
Non-freight	172	162

	552	489
Allowance for doubtful accounts	(34)	(30)

Total accounts receivable, net	$518	$459

The Company maintains an allowance for doubtful accounts based on expected collectability of accounts receivable. Credit losses are based on specific identification of uncollectible accounts, the application of historical percentages by aging category and an assessment of the current economic environment. At December 31, 2011, allowances of $34 million (2010 – $30 million) were recorded in “Accounts receivable, net”. During 2011, $2 million related to doubtful accounts (2010 – $5 million; 2009 – $5 million) was expensed within “Purchased services and other”.

In 2010, the Company collected $220 million, including accrued interest, in settlement of a receivable from a major Canadian bank which carried an effective interest rate of 5.883%.